SCHEDULE OF SALES TAX RATE (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FRANCE
Sales tax Rate	20.00%	20.00%	20.00%
AUSTRALIA
Sales tax Rate	10.00%	10.00%	10.00%
KOREA, REPUBLIC OF
Sales tax Rate	10.00%	10.00%	10.00%
JAPAN
Sales tax Rate	10.00%	10.00%	10.00%
UNITED KINGDOM
Sales tax Rate	20.00%	20.00%	20.00%
SINGAPORE
Sales tax Rate	9.00%	9.00%	8.00%